Stockholders' Deficit (Details Textual) - USD ($)																					1 Months Ended							3 Months Ended			12 Months Ended
	Dec. 16, 2020	Dec. 15, 2020	Dec. 11, 2020	Nov. 24, 2020	Oct. 30, 2020	Jun. 09, 2020	May 14, 2020	Apr. 10, 2020	Feb. 20, 2020	Feb. 04, 2020	Jan. 02, 2020	Dec. 01, 2019	Nov. 01, 2019	Oct. 02, 2019	Aug. 06, 2019	Feb. 11, 2019	Nov. 13, 2018	Jun. 01, 2018	Mar. 07, 2018	Sep. 09, 2016	Dec. 31, 2020	Oct. 22, 2020	Jul. 20, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 20, 2017	Nov. 09, 2017	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 30, 2019	Nov. 15, 2017
Stockholders' Deficit (Textual)
Value issued for services																													$ 108	$ 21,500		$ 21,541
Preferred stock, shares authorized																					5,000,000			5,000,000	25,000,000			5,000,000		5,000,000	25,000,000	25,000,000
Preferred stock, par or stated value per share																					$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock designations amount																					4,999,750							4,999,750
Common stock, shares outstanding																					1,010,278,196				3,255,346			1,010,278,196			491,032,439	3,255,346
Professional fees																	$ 161,700
Total unrecognized compensation and consulting expense related to unvested stock options																					$ 209,470							$ 209,470
Proceeds from sale of shares																												$ 564,461			$ 264,637
Common stock, shares authorized																					6,000,000,000				6,000,000,000			6,000,000,000			6,000,000,000	6,000,000,000
Issuance settled amount due, description																							The Company submitted an amendment to its registration statement filed on Form S-1 in response to comments on its original filing on June 8, 2020. The Company requested accelerated status and the registration statement became effective on July 23, 2020. The offering provides for the issuance of up to 1,500,000.000 shares of common stock at a price of $.00175, under subscriptions.
Total notes																					$ 900,000				$ 900,000			$ 900,000			$ 900,000	$ 900,000
Derivative liabilities																					$ 176,628				$ 128,628			176,628			128,628	128,628
Loss due to debt extinguishment																												793,523		157,488	992,592	(57,623)
Reclassification to APIC for 3(a)(10) debt settlement																																450,939
Compensation and consulting expense																												$ 93,835		$ 88,504	$ 127,277	$ 481,583
Award grant shares																					82,327							82,327
Warrants, description																				On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000, and have no intrinsic value.
Reverse stock split, description															1 for 1,000
Common stock dividend																												$ 0.99
Agreement, description																						The Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense. On October 22, 2020, the Company granted 5,000,000 shares of common stock to an employee, which were va
Option grand shares																												0		0
Employee [Member]
Stockholders' Deficit (Textual)
Agreement, description																						The Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.
Non-employee Services [Member]
Stockholders' Deficit (Textual)
Agreement, description																						The Company granted 5,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.
Trillium Partners LP [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued, value																												$ 564,461
Common stock, shares issued																												32,255,096
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Per share price																									$ 0.10							$ 0.10
Professional fees																								$ 12,000	$ 24,000
Restricted common stock																								120,000	240,000
Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Principal amount																$ 12,500
Exercise price																$ 0.30
Warrant, term										6 months	6 months	6 months	6 months	6 months
Common shares issued upon conversion																47,664
Proceeds from additional paid-in capital																																	$ 308,100
Debt premium																$ 12,500
Interest due																654
Conversion note fee																$ 1,145
Agreement, description																		The Company will also pay $3,000 in cash due on the first of each month.
Geneva Roth Remark Holdings Inc. [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued						46,375,000
Principal amount	$ 53,000
Accrued interest	$ 2,650					$ 0
Geneva Roth Remark Holdings Inc. [Member] | Non-employee Services [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued								36,006,192
Principal amount					$ 60,000
Accrued interest					$ 3,000			$ 0
Alpha Capital Anstalt [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued	16,384,615
Principal amount	$ 21,300								$ 70,000
Livingston Asset Management LLC [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued				16,623,800																	16,503,483
Principal amount		$ 17,000		$ 17,000																	$ 17,000
Accrued interest		1,770		1,924																	0
Conversion fees		$ 1,025		$ 1,025																	$ 1,025
Convertible note, description																			The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.												The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes were charged to professional fees for each corresponding service month. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note.
Debt premium																																			$ 21,428
Loss due to debt extinguishment																												$ 296,938
Tri-Bridge Ventures, LLC [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued			29,007,611
Principal amount			$ 35,000
Accrued interest			$ 1,550				$ 0
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Stock incentive plan, description																															The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option.
Common Stock [Member]
Stockholders' Deficit (Textual)
Value issued for services																														$ 24		$ 4
Reclassification to APIC for 3(a)(10) debt settlement
Reverse stock split, description															The Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc.
Common Stock [Member] | Maximum [Member]
Stockholders' Deficit (Textual)
Common stock, shares authorized																																		1,500,000,000
Common Stock [Member] | Minimum [Member]
Stockholders' Deficit (Textual)
Common stock, shares authorized																																		6,000,000,000
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Security purchase agreement, description																										An additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore, a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2020, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 25,484,484 common shares and the related derivative liability is $167,777.
Warrant [Member]
Stockholders' Deficit (Textual)
Exercise price																				$ 10
Warrant, term																				5 years
Warrants shares issued																				500
Warrants aggregate amount																				$ 180,000
Warrant [Member] | Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Principal amount																											$ 105,000
Convertible note, description																											The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35.
First tranche payment																											$ 75,000
Issuance date																											Oct. 25, 2017
Exercise price																											$ 350
Purchase of common stock																											100
Warrant, term																											5 years
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options																												$ 39,435		$ 103,793
Weighted average period share-based compensation expense																												2 years
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																					250							250			250
Preferred stock, par or stated value per share																					$ 0.0001							$ 0.0001			$ 0.0001
Preferred stock, shares issued																					250							250			250
Preferred stock, shares outstanding																					250							250			250